Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash to be deposited	$ 568	$ 356
Cash at banks	255,743	336,546
Time deposits	12,474	9,250
Other cash equivalents	116,480	29,631
Cash and cash equivalents	385,265	375,783	$ 281,031	$ 195,696
Bank deposit certificates with immediate liquidity	64,600	10,500
Restricted cash on deposit as collateral	$ 4,843	$ 964